Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Central Index Key	dei_EntityCentralIndexKey	0000772129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2011
Prospectus Date	rr_ProspectusDate	Jun. 30, 2011
GMO GLOBAL BALANCED ASSET ALLOCATION FUND | GMO Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmofx_SupplementTextBlock

GMO TRUST

Supplement dated August 15, 2011 to the

GMO Trust Prospectus and Statement of Additional Information (“SAI”), each dated June 30, 2011

GMO Global Balanced Asset Allocation Fund

The Board of Trustees of GMO Trust has approved changing the name of GMO Global Balanced Asset Allocation Fund to “GMO Global Asset Allocation Fund.”

Accordingly, effective September 15, 2011 (the “Effective Date”), all references to the Fund’s name as contained in the Prospectus and SAI will be changed to “GMO Global Asset Allocation Fund.”

In conjunction with the name change, as of the Effective Date, the Fund will no longer be bound by its policy to invest at least 25% of its assets in fixed income investments and at least 25% of its assets in equity investments, and the description of the Fund’s principal investment strategies on page 132 of the Prospectus is replaced with the following:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the U.S. Equity and International Equity Funds.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.